NASDAQ
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

P. William Slattery
Vice President
Listing Qualifications

CERTNMS
001-34640

By Electronic Delivery to: filer-support@sec.gov

March 22, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on February 24, 2010, The Nasdaq Stock Market (the "Exchange") received from Redgate Media Group (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing two Common Shares

Common Shares, par value US$0.0025 per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

* Not for trading, but only in connection with the registration of American Depositary Shares.